Schedule of Non controlling Interest (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance, January 1, 2026	$ 6,229
Income attributable to non-controlling interest	867	$ (156)
Balance, June 30, 2026	7,096
Drykon Maritime Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Income attributable to non-controlling interest	296
Accuship Maritme Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Income attributable to non-controlling interest	$ 571